Available for Sale Marketable Securities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Summary of available-for-sale marketable securities
Amortized Cost	$ 33,906
Gross Unrealized Gain	1
Gross Unrealized Loss	(228)
Fair Value	33,679
Matures within one year: Corporate debentures [Member]
Summary of available-for-sale marketable securities
Amortized Cost	$ 4,533
Gross Unrealized Gain
Gross Unrealized Loss	$ (6)
Fair Value	4,527
Matures after one year through three years: Corporate debentures [Member]
Summary of available-for-sale marketable securities
Amortized Cost	29,373
Gross Unrealized Gain	1
Gross Unrealized Loss	(222)
Fair Value	$ 29,152